BCM Focus Small/Micro-Cap Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 88.7%
	COMMUNICATION SERVICES — 3.3%
	MEDIA — 3.3%
360,000	WideOpenWest, Inc.*	$1,335,600
	CONSUMER DISCRETIONARY — 14.0%
	AUTOMOBILES & COMPONENTS — 8.0%
60,000	XPEL, Inc.*	3,207,000
	CONSUMER SERVICES — 5.0%
225,000	Despegar.com Corp.*	2,007,000
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
200,000	ThredUp, Inc.*	407,000
		5,621,000
	FINANCIALS — 11.7%
	BANKS — 5.3%
30,000	Triumph Financial, Inc.*	2,119,500
	FINANCIAL SERVICES — 6.4%
40,000	EVERTEC, Inc.	1,606,400
15,000	StoneX Group, Inc.*	986,250
		2,592,650
		4,712,150
	HEALTH CARE — 4.0%
	HEALTHCARE EQUIPMENT & SERVICES — 4.0%
50,000	Health Catalyst, Inc.*	488,500
27,000	iRadimed Corp.	1,118,070
		1,606,570
	INDUSTRIALS — 17.2%
	CAPITAL GOODS — 4.0%
95,000	Astronics Corp.*	1,606,450
	COMMERCIAL & PROFESSIONAL SERVICES — 13.2%
20,000	Cimpress PLC*	1,504,400
50,000	Franklin Covey Co.*	2,022,000
130,000	Upwork, Inc.*	1,782,300
		5,308,700
		6,915,150
	INFORMATION TECHNOLOGY — 34.4%
	SEMICONDUCTORS — 4.0%
10,000	Onto Innovation, Inc.*	1,615,000
	SOFTWARE & SERVICES — 30.4%
20,000	Agilysys, Inc.*	1,674,200
55,000	Alarm.com Holdings, Inc.*	3,345,100
65,000	Model N, Inc.*	1,751,750
60,000	PagerDuty, Inc.*	1,420,800

BCM Focus Small/Micro-Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE & SERVICES (Continued)
120,000	SoundThinking, Inc.*	$2,476,800
173,882	Zuora, Inc.*	1,589,281
		12,257,931
		13,872,931
	MATERIALS — 4.1%
	MATERIALS — 4.1%
75,000	Element Solutions, Inc.	1,667,250
	TOTAL COMMON STOCKS
	(Cost $33,745,701)	35,730,651
	SHORT-TERM INVESTMENTS — 11.6%
4,661,495	Goldman Sachs Financial Square Government Fund, 5.14%[1]	4,661,495
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,661,495)	4,661,495
	TOTAL INVESTMENTS — 100.3%
	(Cost $38,407,196)	40,392,146
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%	(108,388)
	TOTAL NET ASSETS — 100.0%	$40,283,758

PLC – Public Limited Company
*Non-income producing security.
[1]Rate disclosed is the seven-day effective yield as of January 31, 2024.